Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2018
Segment analysis
Schedule of segmental revenue and profit

	Segment	Intra-region	Regional	Inter-region	Group	Adjusted
	revenue	revenue	revenue	revenue	revenue	EBITDA
	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2018
Germany	5,451	(12)	5,439	(14)	5,425	2,078
Italy	2,915	(12)	2,903	(4)	2,899	1,080
UK	3,397	(8)	3,389	(7)	3,382	801
Spain	2,421	(14)	2,407	—	2,407	542
Other Europe	2,567	(19)	2,548	(15)	2,533	849
Europe	16,751	(65)	16,686	(40)	16,646	5,350
Vodacom	2,824	—	2,824	(3)	2,821	1,066
Other AMAP	2,459	—	2,459	(8)	2,451	666
AMAP	5,283	—	5,283	(11)	5,272	1,732
Common Functions	736	—	736	(109)	627	(4)
Group (IAS 18 basis)	22,770	(65)	22,705	(160)	22,545	7,078
Impact of adoption of IFRS 15	—	—	—	—	(749)	(205)
Group (IFRS 15 basis)	—	—	—	—	21,796	6,873

Revenue on an IFRS 15 basis is further disaggregated below.

			Revenue from
	Service	Equipment	contracts with	Interest	Other	Total segment
	revenue	revenue	customers	income	revenue[1]	revenue
	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2018
Germany	4,586	443	5,029	14	73	5,116
Italy	2,512	351	2,863	—	35	2,898
UK	2,554	517	3,071	25	35	3,131
Spain	2,162	205	2,367	9	33	2,409
Other Europe	2,253	262	2,515	10	28	2,553
Eliminations	(62)	—	(62)	—	(3)	(65)
Europe	14,005	1,778	15,783	58	201	16,042
Vodacom	2,199	431	2,630	6	82	2,718
Other AMAP	1,990	454	2,444	3	12	2,459
AMAP	4,189	885	5,074	9	94	5,177
Common Functions	300	13	313	2	422	737
Eliminations	(54)	—	(54)	—	(106)	(160)
Group	18,440	2,676	21,116	69	611	21,796

Note:

1.Other revenue largely represents lease revenues recognised under IAS 17 “Leases”.

The segmental analysis below for the six months ended 30 September 2017 is on an IAS 18 basis, as previously reported.

	Segment	Intra-region	Regional	Inter-region	Group	Adjusted
	revenue	revenue	revenue	revenue	revenue	EBITDA
	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2017
Germany	5,277	(13)	5,264	(10)	5,254	1,929
Italy	3,107	(17)	3,090	(1)	3,089	1,200
UK	3,515	(10)	3,505	(1)	3,504	930
Spain	2,512	(21)	2,491	(1)	2,490	751
Other Europe	2,452	(27)	2,425	(5)	2,420	773
Europe	16,863	(88)	16,775	(18)	16,757	5,583
Vodacom	2,799	—	2,799	—	2,799	1,063
Other AMAP	2,900	—	2,900	(14)	2,886	790
AMAP	5,699	—	5,699	(14)	5,685	1,853
Common Functions	675	—	675	(42)	633	(51)
Group	23,237	(88)	23,149	(74)	23,075	7,385

Schedule of reconciliation of adjusted EBITDA to operating profit

	Six months ended 30 September
	2018	2017
	€m	€m
Adjusted EBITDA	6,873	7,385
Depreciation, amortisation and loss on disposal of fixed assets	(4,773)	(4,928)
Share of adjusted results in equity accounted associates and joint ventures[1]	(8)	171
Adjusted operating profit	2,092	2,628
Impairment loss	(3,495)	—
Restructuring costs	(95)	(33)
Amortisation of acquired customer bases and brand intangible assets	(317)	(543)
Other income and expense	(91)	(44)
Operating (loss)/profit	(2,071)	2,008

Note:

1.    Share of adjusted results in equity accounted associates and joint ventures excludes amortisation of acquired customer bases and brand intangible assets, restructuring costs and other costs of €0.4 billion (2017: €0.2 billion) which are included in amortisation of acquired customer base and brand intangible assets, restructuring costs and other income and expense loss respectively.